Net Loss per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Net Loss Per Share Tables
Reconciliation of the denominators used in the computation of net loss per share basic and diluted:

The following table presents a reconciliation of the denominators used in the computation of net loss per share – basic and diluted:

	Three months ended June 30,		Six months ended June 30
	2017	2016	2017	2016

Net loss available for stockholders	$(720,506)	$(697,490)	$(3,053,455)	$(3,236,320)
Weighted average outstanding shares of common stock	121,158,343	82,148,475	117,073,968	88,558,027
Dilutive effect of stock options and warrants	--	--
Common stock and equivalents	121,158,343	82,148,475	117,073,968	88,558,027

Net loss per share – Basic and diluted	$(0.01)	$(0.01)	$(0.03)	$(0.04)

Outstanding stock options and common stock warrants are considered anti-dilutive because we are in a net loss position.

	June 30
	2017	2016
Stock options	4,000,000	10,000,000
Common stock warrants	61,323,753	29,849,336
Common stock issuable	2,411,364	290,412
Convertible notes	19,677,133	13,810,748
Convertible preferred stock	5,377,270	6,100,000
Convertible preferred stock issuable	927,270	--
Total	93,716,790	60,050,496
Total exercisable at June 30	90,378,156	55,760,084

The following table presents a reconciliation of the denominators used in the computation of net loss per share – basic and diluted:

	Year ended December 31,
	2016	2015
Net loss available for stockholders	$(844,169)	$(6,923,100)
Weighted average outstanding shares of common stock	84,894,351	64,586,781
Dilutive effect of stock options and warrants	--	--
Common stock and equivalents	84,894,351	64,586,781

Net loss per share – Basic and diluted	$(0.01)	$(0.10)

Outstanding stock options and common stock warrants are considered anti-dilutive because we are in a net loss position. The following summarizes equity instruments that may, in the future, have a dilutive effect on earnings per share:

	December 31,
	2016	2015
Stock options	4,000,000	10,000,000
Common stock warrants	59,932,917	29,651,275
Common stock issuable	821,364	701,018
Common stock issuable – warrants	--	226,191
Convertible notes	19,287,020	3,586,915
Convertible preferred stock	9,436,360	6,800,000
Convertible preferred stock issuable	927,270
Total	94,404,931	50,965,399
Total exercisable at December 31	89,019,937	46,038,190